UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10607
Investment Company Act File Number
Large-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31,  2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Large-Cap Portfolio	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 98.0%

Security	Shares	Value

Aerospace & Defense — 1.5%
Honeywell International, Inc.	8,500	$279,055

		$279,055

Air Freight & Logistics — 1.8%
United Parcel Service, Inc., Class B	6,000	$330,960

		$330,960

Beverages — 3.4%
Coca-Cola Co. (The)	8,300	$375,741
Molson Coors Brewing Co., Class B	4,800	234,816

		$610,557

Biotechnology — 1.5%
Genentech, Inc. (1)	3,200	$265,312

		$265,312

Capital Markets — 7.3%
Bank of New York Mellon Corp. (The)	10,735	$304,123
Charles Schwab Corp. (The)	22,000	355,740
Goldman Sachs Group, Inc.	2,500	210,975
SEI Investments Co.	14,000	219,940
T. Rowe Price Group, Inc.	7,000	248,080

		$1,338,858

Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,500	$377,025

		$377,025

Commercial Banks — 1.5%
Wells Fargo & Co.	9,000	$265,320

		$265,320

Communications Equipment — 4.9%
Cisco Systems, Inc. (1)	31,000	$505,300
QUALCOMM, Inc.	11,000	394,130

		$899,430

Computers & Peripherals — 7.8%
Apple, Inc. (1)	6,000	$512,100
Hewlett-Packard Co.	13,000	471,770
International Business Machines Corp.	2,000	168,320
NetApp, Inc. (1)	20,000	279,400

		$1,431,590

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (1)	5,000	$240,500

		$240,500

Construction Materials — 1.5%
Vulcan Materials Co.	4,000	$278,320

		$278,320

1

Security	Shares	Value

Consumer Finance — 1.1%
American Express Co.	11,000	$204,050

		$204,050

Electrical Equipment — 1.6%
Emerson Electric Co.	8,000	$292,880

		$292,880

Energy Equipment & Services — 3.9%
National-Oilwell Varco, Inc. (1)	15,000	$366,600
Schlumberger, Ltd.	8,000	338,640

		$705,240

Food & Staples Retailing — 7.8%
CVS Caremark Corp.	20,000	$574,800
Sysco Corp.	21,000	481,740
Wal-Mart Stores, Inc.	6,500	364,390

		$1,420,930

Health Care Equipment & Supplies — 8.0%
DENTSPLY International, Inc.	14,000	$395,360
Intuitive Surgical, Inc. (1)	1,200	152,388
Medtronic, Inc.	12,000	377,040
St. Jude Medical, Inc. (1)	8,000	263,680
Stryker Corp.	7,000	279,650

		$1,468,118

Health Care Providers & Services — 3.4%
Aetna, Inc.	8,000	$228,000
Laboratory Corp. of America Holdings (1)	6,000	386,460

		$614,460

Household Products — 2.0%
Procter & Gamble Co.	6,000	$370,920

		$370,920

Industrial Conglomerates — 1.4%
General Electric Co.	16,000	$259,200

		$259,200

Insurance — 1.5%
AFLAC, Inc.	6,000	$275,040

		$275,040

Internet Software & Services — 2.2%
Google, Inc., Class A (1)	1,300	$399,945

		$399,945

IT Services — 1.3%
Automatic Data Processing, Inc.	6,000	$236,040

		$236,040

Life Sciences Tools & Services — 1.5%
Pharmaceutical Product Development, Inc.	9,200	$266,892

		$266,892

Machinery — 2.7%
Deere & Co.	6,500	$249,080
Dover Corp.	7,500	246,900

		$495,980

Media — 1.6%
Omnicom Group, Inc.	11,000	$296,120

		$296,120

2

Security	Shares	Value

Multiline Retail — 2.8%
Kohl’s Corp. (1)	14,000	$506,800

		$506,800

Oil, Gas & Consumable Fuels — 4.7%
Apache Corp.	4,700	$350,291
EOG Resources, Inc.	7,700	512,666

		$862,957

Pharmaceuticals — 4.1%
Abbott Laboratories	9,000	$480,330
Merck & Co., Inc.	8,500	258,400

		$738,730

Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	28,000	$410,480
Linear Technology Corp.	12,000	265,440
Microchip Technology, Inc.	10,000	195,300

		$871,220

Software — 1.8%
Microsoft Corp.	17,000	$330,480

		$330,480

Specialty Retail — 3.7%
Best Buy Co., Inc.	8,000	$224,880
Staples, Inc.	25,000	448,000

		$672,880

Textiles, Apparel & Luxury Goods — 1.5%
Nike, Inc., Class B	5,500	$280,500

		$280,500

Total Common Stocks (identified cost $21,293,054)		$17,886,309

Total Investments — 98.0% (identified cost $21,293,054)		$17,886,309

Other Assets, Less Liabilities — 2.0%		$374,063

Net Assets — 100.0%		$18,260,372

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at December 31, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,313,562

Gross unrealized appreciation	$1,040,366
Gross unrealized depreciation	(4,467,619)

Net unrealized depreciation	$(3,427,253)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$17,886,309
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$17,886,309

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: February 25, 2009

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: February 25, 2009